Investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 548,717	R$ 557,152
Acquisitions	41,532	28,211
Acquisitions - business combinations	205,616
Disposals	(6,059)	(27,941)
Transfers		70
(-) Depreciation / amortization	(10,087)	(7,641)
Effect of conversion	78,542	(1,134)
Net book balance	858,261	548,717
At June 30, 2020
Total cost	943,264	659,954
Accumulated depreciation	(85,003)	(111,237)
Net book balance	858,261	548,717
Land - Farms [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	410,561	425,079
Acquisitions	24,861	718
Acquisitions - business combinations	197,710
Disposals	(4,199)	(14,416)
Transfers
(-) Depreciation / amortization
Effect of conversion	57,118	(820)
Net book balance	686,051	410,561
At June 30, 2020
Total cost	686,051	410,561
Accumulated depreciation
Net book balance	686,051	410,561
Buildings and improvements [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	39,658	32,252
Acquisitions	197	92
Acquisitions - business combinations	7,906
Disposals	(301)	(2,098)
Transfers	6,469	10,641
(-) Depreciation / amortization	(1,830)	(1,268)
Effect of conversion	4,896	39
Net book balance	56,995	39,658
At June 30, 2020
Total cost	69,276	48,599
Accumulated depreciation	(12,281)	(8,941)
Net book balance	R$ 56,995	R$ 39,658
Buildings and improvements [Member] | Bottom of range [Member]
At June 30, 2020
Annual depreciation rates (weighted average) - %	4.00%	4.00%
Buildings and improvements [Member] | Top of range [Member]
At June 30, 2020
Annual depreciation rates (weighted average) - %	20.00%	20.00%
Opening of area [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 78,832	R$ 49,474
Acquisitions	445	408
Acquisitions - business combinations
Disposals	(1,559)	(10,662)
Transfers	12,528	45,726
(-) Depreciation / amortization	(8,257)	(6,373)
Effect of conversion	22,544	259
Net book balance	104,533	78,832
At June 30, 2020
Total cost	177,255	181,128
Accumulated depreciation	(72,722)	(102,296)
Net book balance	R$ 104,533	R$ 78,832
Opening of area [Member] | Bottom of range [Member]
At June 30, 2020
Annual depreciation rates (weighted average) - %	5.00%	10.00%
Opening of area [Member] | Top of range [Member]
At June 30, 2020
Annual depreciation rates (weighted average) - %	20.00%	20.00%
Total in operation [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 529,051	R$ 506,805
Acquisitions	25,503	1,218
Acquisitions - business combinations	205,616
Disposals	(6,059)	(27,176)
Transfers	18,997	56,367
(-) Depreciation / amortization	(10,087)	(7,641)
Effect of conversion	84,558	(522)
Net book balance	847,579	529,051
At June 30, 2020
Total cost	932,582	640,288
Accumulated depreciation	(85,003)	(111,237)
Net book balance	847,579	529,051
Construction in progress [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	19,666	50,347
Acquisitions	16,029	26,993
Acquisitions - business combinations
Disposals		(765)
Transfers	(18,997)	(56,297)
(-) Depreciation / amortization
Effect of conversion	(6,016)	(612)
Net book balance	10,682	19,666
At June 30, 2020
Total cost	10,682	19,666
Accumulated depreciation
Net book balance	R$ 10,682	R$ 19,666